Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schwab Fundamental US Large Company Index Fund
Prospectus [Line Items]
Annual Return [Percent]	18.15%	(6.87%)	31.58%	9.16%	28.88%	(7.27%)	17.05%	16.31%	(2.96%)	12.26%
Schwab Fundamental US Small Company Index Fund
Prospectus [Line Items]
Annual Return [Percent]	20.14%	(14.73%)	30.89%	8.50%	24.42%	(12.05%)	12.75%	23.48%	(5.03%)	7.77%
Schwab Fundamental International Large Company Index Fund
Prospectus [Line Items]
Annual Return [Percent]	19.92%	(7.93%)	14.43%	4.36%	18.09%	(13.91%)	23.92%	7.43%	(4.93%)	(5.74%)
Schwab Fundamental International Small Company Index Fund
Prospectus [Line Items]
Annual Return [Percent]	14.83%	(14.87%)	9.74%	7.51%	19.58%	(18.57%)	29.08%	9.10%	5.09%	(4.63%)
Schwab Fundamental Emerging Markets Large Company Index Fund
Prospectus [Line Items]
Annual Return [Percent]	14.89%	(15.52%)	13.94%	(3.00%)	19.47%	(9.93%)	26.42%	31.89%	(19.59%)	(11.32%)
Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Annual Return [Percent]	4.13%	(21.05%)	18.59%	(11.10%)	22.61%	(8.23%)	21.08%	6.83%	(0.83%)